Amortization, depreciation and impairment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of intangible assets	$ 11,574,000
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	536,859,000	$ 519,648,000
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,806,000	2,793,000
Amortization of deferred financing fees (presented in finance costs)	630,000	816,000
Amortization of premiums and discounts on investments related to funds held for clients (presented net as an increase of revenue)	(1,584,000)	(1,832,000)
Costs of services, selling and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of PP&E	134,818,000	142,653,000
Impairment of PP&E	115,000	0
Depreciation of right-of-use assets	126,615,000	143,030,000
Impairment of right-of-use assets	0	2,274,000
Amortization of contract costs related to transition costs	59,191,000	55,194,000
Impairment of contract costs related to transition costs	4,254,000	0
Amortization of intangible assets	185,741,000	162,971,000
Impairment of intangible assets	11,574,000	0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	522,308,000	506,122,000
Integration costs
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of PP&E	0	712,000
Impairment of PP&E	149,000	648,000
Impairment of right-of-use assets	0	5,143,000
Amortization of intangible assets	0	1,076,000
Cost optimization program
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of PP&E	2,431,000	1,938,000
Impairment of right-of-use assets	$ 10,119,000	$ 2,232,000